TACTICAL DIVIDEND AND MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 100.1%
MONEY MARKET FUNDS - 100.1%
132,120,471	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 0.29% (Cost $132,120,471)(a)	$ 132,120,471

	TOTAL INVESTMENTS - 100.1% (Cost $132,120,471)	$ 132,120,471
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(119,086)
	NET ASSETS - 100.0%	$ 132,001,385

(a)	Rate disclosed is the seven day effective yield as of April 30, 2022.